Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 56	$ 57	$ 47	$ 170	$ 142
Net interest (income) expense	(17)	(20)	(16)	(57)	(47)
Interest expense on effect of asset ceiling		1	1	2	1
Plan administration costs	1	2	2	5	6
Net defined benefit plan expense recognized in net income	40	40	34	120	102
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2	1	1	4	3
Net interest (income) expense	5	5	6	15	18
Net defined benefit plan expense recognized in net income	$ 7	$ 6	$ 7	$ 19	$ 21